Note 5 - ACL on LHFI - Allowance for Loan Losses by Portfolio Segment (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023		Dec. 31, 2022
Beginning balance		$ 5,264	[1]	$ 4,513
PCL		464		124
Chargeoffs		253		179
Recoveries		441		806
Net recoveries		(188)		(627)
Ending balance	[1]	6,551		5,264
Loans individually evaluated for impairment		142		116
Loans collectively evaluated for impairment		6,409		5,148
Loans individually evaluated for specific impairment		4,027		3,277
Loans collectively evaluated for general impairment		638,001		582,314
Financing Receivable, before Allowance for Credit Loss, Fee and Loan in Process		642,028		585,591
Cumulative Effect, Period of Adoption, Adjustment [Member] | Accounting Standards Update 2016-13 [Member]
Beginning balance		635
Ending balance				635
Real Estate Portfolio Segment [Member]
Beginning balance		4,154		3,622
PCL		626		279
Chargeoffs		22		8
Recoveries		218		261
Net recoveries		(196)		(253)
Ending balance		5,641		4,154
Loans individually evaluated for impairment		56		116
Loans collectively evaluated for impairment		5,585		4,038
Loans individually evaluated for specific impairment		2,399		3,081
Loans collectively evaluated for general impairment		528,755		469,776
Financing Receivable, before Allowance for Credit Loss, Fee and Loan in Process		531,154		472,857
Real Estate Portfolio Segment [Member] | Cumulative Effect, Period of Adoption, Adjustment [Member] | Accounting Standards Update 2016-13 [Member]
Beginning balance		665
Ending balance				665
Commercial Portfolio Segment [Member]
Beginning balance		713		645
PCL		(189)		96
Chargeoffs		83		61
Recoveries		39		33
Net recoveries		44		28
Ending balance		536		713
Loans individually evaluated for impairment		0		0
Loans collectively evaluated for impairment		536		713
Loans individually evaluated for specific impairment		1,404		196
Loans collectively evaluated for general impairment		92,080		96,808
Financing Receivable, before Allowance for Credit Loss, Fee and Loan in Process		93,484		97,004
Commercial Portfolio Segment [Member] | Cumulative Effect, Period of Adoption, Adjustment [Member] | Accounting Standards Update 2016-13 [Member]
Beginning balance		56
Ending balance				56
Consumer Portfolio Segment [Member]
Beginning balance		397		246
PCL		27		(251)
Chargeoffs		148		110
Recoveries		184		512
Net recoveries		(36)		(402)
Ending balance		374		397
Loans individually evaluated for impairment		86		0
Loans collectively evaluated for impairment		288		397
Loans individually evaluated for specific impairment		224		0
Loans collectively evaluated for general impairment		17,166		15,730
Financing Receivable, before Allowance for Credit Loss, Fee and Loan in Process		17,390		15,730
Consumer Portfolio Segment [Member] | Cumulative Effect, Period of Adoption, Adjustment [Member] | Accounting Standards Update 2016-13 [Member]
Beginning balance		$ (86)
Ending balance				$ (86)

[1]	Effective January 1, 2023, Citizens adopted FASB ASU 2016-13 using the modified restrospective approach. Therefore prior period balances are presented under legacy GAAP and may not be comparable to current period presentation.